Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Index Fund)	18 Months Ended
Apr. 30, 2011
Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.18%
Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.30%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.35%